MutualHedge Frontier Legends Fund

Class A	MHFAX
Class C	MHFCX
Class I	MHFIX

(a series of Northern Lights Fund Trust)

Supplement dated February 29, 2012
to the Statement of Additional Information dated February 1, 2012

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The following replaces the information under the section entitled Portfolio Manager – Fund Shares Owned by the Portfolio Managers:

None of Mr. Bornhoft, Dr. Dravid or Mr. Rankin own shares of the Fund as of the date of this SAI. The dollar range of Fund shares beneficially owned by Mr. Bell as of the date of this SAI is $10,001-$50,000.

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This Supplement, and the existing Prospectus and Statement of Additional Information both dated February 1, 2012, provide relevant information for all shareholders and should be retained for future reference.  The Prospectus and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-888-643-3431.